Intangible and other long-term assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible and other long-term assets
11)	Intangible and other long-term assets

The balances as of December 31, 2018 and 2017 are as follows:

2 0 1 8				Amortization period (years)
Assets	Original Value	Accumulated amortization	Net
Republic trade mark	$105,879	$-	$105,879	*
Kobe Tech contract	123,392	123,392	-	12
Customers list	64,634	43,359	21,275	20
Total from Republic (1)	293,905	166,751	127,154

Customers list	2,205,700	2,205,700	-	9
Trademark San 42 (2)	329,600	-	329,600	*
Goodwill	1,814,160	-	1,814,160	*
Total from Grupo San	4,349,460	2,205,700	2,143,760
	4,643,365	2,372,451	2,270,914
Other assets	29,138	-	29,138
	$4,672,503	$2,372,451	$2,300,052

2 0 1 7				Amortization period (years)
Assets	Original Value	Accumulated Amortization	Net
Republic trade mark	$106,303	$-	$106,303	*
Kobe Tech contract	123,887	123,887	-	12
Customers list	64,893	40,288	24,605	20
Total from Republic (1)	295,083	164,175	130,908

Customers list	2,205,700	2,205,700	-	9
Trademark San 42 (2)	329,600	-	329,600	*
Goodwill (2)	1,814,160	-	1,814,160	*
Total from Grupo San (3)	4,349,460	2,205,700	2,143,760
	4,644,543	2,369,875	2,274,668
Other assets	196,880	-	196,880
	$4,841,423	$2,369,875	$2,471,548

*	Intangible assets with undefined useful life.

(1)	Intangible assets from the Republic acquisition.

(2)	The trade mark San 42 and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $ 2,352,000, respectively.

(3)	Intangible assets from the Grupo San acquisition.

The amortization amounted of these assets recorded in net income of the years ended December 31, 2018, 2017 and 2016 amounted to $ 10,087, $ 125,384 and $ 254,217, respectively.

The other assets are not subject to amortization and they are primarily comprised of guarantee deposits.

The reconciliation between the opening and closing balances of each year is presented below:

Assets	Original Value	Accumulated amortization	Net
Balance as of December 31, 2016	$4,810,053	$(2,265,780)	$2,544,273
Additions	45,253	(125,384)	(80,131)
Adjustment effect of the year	(13,883)	21,289	7,406
Balance as of December 31, 2017	$4,841,423	$(2,369,875)	$2,471,548
Additions	10,087	(10,087)
Low	(122,487)		(122,487)
Adjustment effect of the year	(56,520)	7,511	(49,009)
Balance as of December 31, 2018	$4,672,503	$(2,372,451)	$2,300,052